Basis of Preparation - Summary of Reconciliation Between Operating Lease Commitments and Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019
Lease liabilities [abstract]
Commitment to operating lease as of December 31, 2018	$ 95,379
Commitments for which lease terms have not commenced	(54,825)
Discount	(9,980)
Short-term leases and others	(3,999)
Initial application	26,575
Finance lease (IAS 17) recognized at december 31, 2018	$ 185
Lease liability at January 1, 2019		$ 26,760